INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories as of June 30, 2022 and December 31, 2021 consist of the following:

	June 30, 2022	December 31, 2021
	(in millions)
Raw materials	$1,972	$1,517
Work-in-process	944	570
Finished goods	2,557	2,129
Total inventories	$5,473	$4,216